Equity (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of June 30,
	2022	2021	2020	2022	2021	2020
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	650,454,551	648,696,070	583,949,612	1,165,309	1,163,153	1,051,450
Less: Treasury Shares	(542,903)	(771,983)	(3,500,000)	—	—	—
Total Contributed Equity	649,911,648	647,924,087	580,449,612	1,165,309	1,163,153	1,051,450

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of June 30,			As of June 30,
	2022	2021	2020	2022	2021	2020
	Shares No.			(U.S. dollars, in thousands)
Opening balance	648,696,070	583,949,612	498,626,208	1,163,153	1,051,450	910,405
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	4,223,404	209	9,223	4,364
Transfer to employee share trust(1)	—	3,450,000	—	—	—	—
Share based compensation for services rendered	1,758,481	1,187,168	600,000	1,698	1,867	864
Placement of shares under a share placement agreement(2)(3)	—	60,109,290	80,500,000	—	97,031	139,483
Transaction costs arising on share issue	—	—	—	21	(1,312)	(6,871)
Total contributions of equity during the period	1,758,481	64,746,458	85,323,404	1,928	106,809	137,840
Share options reserve transferred to equity on exercise of options	—	—	—	228	4,894	3,205
Ending balance	650,454,551	648,696,070	583,949,612	1,165,309	1,163,153	1,051,450

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

In October 2019, the Group completed a A$75.0 million (US$50.7 million) capital raise through the placement of 37.5 million new fully-paid ordinary shares at a price of A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading. In May 2020, the Group completed a A$138.0 million (US$88.8 million) capital raise through the placement of 43.0 million new fully-paid ordinary shares at a price of A$3.20 per share to existing and new institutional investors, representing a 7% discount to the 5 day volume weighted average price calculated at the close of trading May 8, 2020.

(3)

In March 2021, 60,109,290 shares were issued in an equity purchase of Mesoblast Limited at A$2.30 per share to existing and new institutional investors, representing a 6.50% discount to the price calculated at the close of trading February 25, 2021. The investors also received warrants to acquire a further 15 million shares at a price of A$2.88 per share, a 25% premium to the placement price, which may raise up to a further A$43.2 million, on or before March 15, 2028. These warrants have been classified within warrant reserves, refer to Note 7(b).

Summary of Movements of Shares in Share Trust

(iii) Movements of shares in share trust

	As of June 30		As of June 30
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	771,983	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	—	3,450,000	—	—
Exercise of share options(2)	(229,080)	(6,178,017)	—	—
Ending balance	542,903	771,983	—	—
(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the new Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.
Summary of Reserves

(i) Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2022	2021
Share-based payments reserve	97,924	92,855
Investment revaluation reserve	(542)	(220)
Foreign currency translation reserve	(39,700)	(39,791)
Warrants reserve	12,969	12,969
	70,651	65,813

Summary of Reconciliation of Reserves

(ii) Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2022	2021
Opening balance	92,855	85,330
Tax credited / (debited) to equity	(239)	(91)
Transfer to ordinary shares on exercise of options	(228)	(4,894)
Share-based payment expense for the year	5,536	12,510
Closing Balance	97,924	92,855

Investment revaluation reserve
Opening balance	(220)	(429)
Changes in the fair value of financial assets through other comprehensive income	(322)	209
Closing Balance	(542)	(220)

Foreign currency translation reserve
Opening balance	(39,791)	(38,267)
Currency gain/(loss) on translation of foreign operations net assets	91	(1,524)
Closing Balance	(39,700)	(39,791)

Warrant reserve
Opening balance	12,969	—
Warrants fair value at issue date - March 18, 2021	—	12,969
Closing Balance	12,969	12,969

Summary of Warrant Assumptions Based on Observable Market Conditions Existed at Issue Date

The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Monte Carlo pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date.

Assumption	At Issue date - March 18, 2021	Rationale
Share Price	A$2.41	Closing share price on valuation date from external market source
Exercise Price	A$2.88	As per subscription agreement
Expected Term	7 years	As per subscription agreement
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	66.88%	Based on historical volatility data for the Company
A$-US$ FX Spot Rate	0.7827	Closing FX rate on valuation date from the Reserve Bank of Australia historical foreign exchange rate tables
Risk Free Interest Rate	1.24%	Based on the mid-point of the Australian Government issued 5 year and 10 year bonds
Fair value per warrant	A$1.103 US$0.863	Determined using Monte Carlo pricing models with the inputs above
Fair value	$12,968,583	Fair value of 15,027,327 warrants as at issue date